Consolidated balance sheet - GBP (£) £ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Property, plant and equipment	£ 1,573	£ 11,558
Intangible assets	31,648	44,456
Total non-current assets	33,221	56,014
Current assets
Prepayments	1,619	2,111
R&D tax credits	2,818	10,426
Other taxes recoverable	804	979
Other receivables	1,016	572
Cash and short-term deposits	23,469	16,347
Total current assets	29,726	30,435
Total assets	62,947	86,449
Non-current liabilities
Provisions	1,216	1,449
Interest-bearing loans and borrowings	16,142	5,373
Warrant liability	50,775	131
Other liabilities	62	44
Lease liability	1,158	9,318
Total non-current liabilities	69,353	16,315
Current liabilities
Trade and other payables	3,333	6,352
Accruals	4,178	5,138
Provisions	418	309
Interest-bearing loans and borrowings		15,139
Contingent consideration liability		354
Total current liabilities	8,565	29,878
Lease liability	636	2,586
Total liabilities	77,918	46,193
Net (liabilities)/assets	(14,971)	40,256
Equity
Issued capital	1,017	294
Share premium	161,785	121,684
Other capital reserves	128,374	59,147
Employee Benefit Trust shares	(1,305)	(1,305)
Other reserves	5,001	7,000
Accumulated loss	(309,693)	(146,065)
Translation reserve	(150)	(499)
Total equity	£ (14,971)	£ 40,256